Dec. 30, 2016

May 25, 2017

DBX ETF TRUST

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 30, 2016, as supplemented

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s unitary management fee to 0.19% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.19% because of the redundancy. The reduction in the unitary management fee for the Fund became effective as of May 24, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.19
Other Expenses	None
Total Annual Fund Operating Expenses	0.19

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243